SEVERANCE PAY LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [Abstract]
Schedule of Defined Contribution Plans
	Year ended December 31,
	2025	2024 (*)	2023 (*)

Expenses – in respect to defined contribution plan	$593	$723	$699

  (*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.